Initial Public Offering (Details) - USD ($)		3 Months Ended	12 Months Ended
	Aug. 13, 2021	Mar. 31, 2023	Dec. 31, 2022
Initial Public Offering (Details) [Line Items]
Stock shares issued during the period new issues shares	19,780,000
Shares issued price per share	$ 10		$ 9.2
Generating gross proceeds	$ 200,000,000
Sale of units	$ 20,000,000
Class of warrants or rights exercise price		$ 11.5	$ 11.5
Class of warrants period after which they can be exercised from the consummation of business combination		30 days	30 days
Class of warrants or rights term		5 years	5 years
IPO [Member]
Initial Public Offering (Details) [Line Items]
Stock shares issued during the period new issues shares	20,000,000
Shares issued price per share	$ 10